Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
REVENUE:
Total revenue
OPERATING EXPENSES:
Officers and directors compensation including stock-based compensation	$ 1,976,515	$ 172,702	$ 2,240,535	$ 623,294	$ 2,559,580	$ 1,259,177
Professional fees includes stock- based compensation	9,375	36,415	142,394	132,649	176,996	115,698
Consulting fees including stock-based compensation	$ 1,414,848	$ 95,980	$ 1,745,904	328,872	1,557,103	$ 804,885
Commitment fees (all stock-based compensation)				150,000	150,000
Travel	$ 117,281	$ 15,838	$ 423,875	73,479	239,134	$ 102,838
Occupancy	45,683	37,939	124,419	114,928	159,382	146,897
Other selling general and administrative	125,585	79,993	286,651	167,989	271,046	201,060
Total Costs and Expenses	3,689,287	438,867	4,963,778	1,591,211	5,113,241	2,630,555
OPERATING LOSS	(3,689,287)	(438,867)	(4,963,778)	(1,591,211)	(5,113,241)	(2,630,555)
OTHER (EXPENSE) INCOME
Amortization of debt discounts	(12,500)	(9,750)	(28,800)	(30,449)	(40,199)	(9,168)
Interest expense	(18,643)	(16,816)	(44,843)	(46,522)	(61,189)	(36,238)
Other (Expense) - Net	(31,143)	(26,566)	(73,643)	(76,971)	(101,388)	(45,406)
NET LOSS	(3,720,430)	(465,433)	(5,037,421)	(1,668,182)	(5,214,629)	(2,675,961)
Add net loss attributable to noncontrolling interests in Omagine LLC	24,752	9,082	102,160	38,405	53,669	35,371
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	$ (3,695,678)	$ (456,351)	$ (4,935,261)	$ (1,629,777)	$ (5,160,960)	$ (2,640,590)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.21)	$ (0.03)	$ (0.29)	$ (0.10)	$ (0.32)	$ (0.18)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
- BASIC AND DILUTED	17,417,560	16,064,928	17,240,703	15,862,554	16,273,965	14,798,406